Income Tax (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax [Abstract]
Schedule of income tax expenses (benefit)
	Year ended December 31,
	2016	2015	2014
	(U.S. dollar in thousands)

Current	32	3,446	95
Previous year	1,054	-	-
Deferred	-	(423)	995

Income tax expenses	1,086	3,023	1,090

Schedule of deferred income tax

	December 31,
	2016	2015
	(U.S. dollar in thousands)

Net and comprehensive loss	1,338	-
Timing difference of expense in connection with the working capital received as part of the reverse merger	271	-
Timing differences of expense in connection with employees benefits	42	-

Deferred tax assets before valuation allowance	1,651	-

Valuation allowance	(1,651)	-

	-	-

Schedule of reconciliation of income tax expenses

	Year ended December 31,
	2016	2015	2014
	(U.S. dollar in thousands)

Income (loss) before income tax	(6,967)	17,776	4,212

Israeli corporate income tax rate	25%	26.5%	26.5%
Theoretical income tax expenses (benefit)	(1,742)	4,711	1,116
Valuation allowance for deferred tax	1,109	-	-
Tax rates differences	725	(1,659)	(63)
Previous year	1,054	-	-
Other, net	(60)	(29)	37

Income tax expenses	1,086	3,023	1,090

Schedule of unrecognized tax benefits

	Year ended December 31,
	2016	2015	2014
	(U.S. dollar in thousands)

Balance at beginning of year	-	-	-

Increase as a result of tax position taken in prior period	1,054	-	-
Decrease due to settlement with the Israeli tax authorities	(1,054)	-	-

Balance at end of year	-	-	-